Equity (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Equity Abstract
Schedule of share capital

	March 31, 2024		December 31, 2023
	Number of shares	%	Number of shares	%
São Paulo State	343,506,664	50.3	343,506,664	50.3
Other shareholders
In Brazil (1)	266,922,203	39.0	257,339,417	37.6
Abroad (2)	73,081,002	10.7	82,663,788	12.1

Total	683,509,869	100.0	683,509,869	100.0

(1)	As of March 31, 2024, the common shares traded in Brazil were held by 49,847 shareholders. It includes six shares held by Cia Paulista de Parcerias – CPP, a company controlled by the São Paulo State Government.
(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank of the Company’s ADRs.